Employee Benefit Plan, Description of Plan - EBP: 58-1111076 001	12 Months Ended
	Dec. 31, 2025 USD ($) Rate	Dec. 31, 2024 USD ($)
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Forfeited Nonvested Account	$ 660,116	$ 799,578
ABCB:EBP:MinimumAgeOfParticipants	18
EBP, Expense
NOTE 7 – ADMINISTRATIVE EXPENSES

Certain administrative functions are performed by officers or employees of the Company. No such officer or employee receives compensation from the Plan. Certain other administrative expenses are paid directly by the Company. Investment related expenses are included in net appreciation of fair value of investments.

EBP, Description of Plan [Line Items]
ABCB:EBP:MinimumAgeOfParticipants	18
EBP, Participant Contribution, Automatic, Deferral Rate	600.00%
ABCB:EmployerContributionPercentageVestingPerYear	2000.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	1,000
EBP, Forfeited Nonvested Account	660,116	$ 799,578
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Noncash	$ 0
EBP, Employer Contribution, Participant Compensation Matched, Percentage	800.00%
EBP, Employer Contribution, Matching Percentage | Rate	50.00%
ABCB:EBPYearFullyVested	5
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	$ 1,013,826
EBP, Description of Plan
NOTE 1 – PLAN DESCRIPTION

The following description of the Ameris Bancorp 401(k) Profit Sharing Plan (the “Plan”) provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan covering all employees of Ameris Bancorp (the “Company”) who are eighteen years of age and older. It is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). Principal Trust Company serves as Trustee of the Plan.

Participation

An employee will become eligible to participate in the 401(k) arrangement and employer contributions following the completion of 30 days of service with the employer and attaining the age of 18.

Contributions

Employee Contributions: A participant may elect to contribute, on a before-tax or after-tax basis from 1% of their compensation up to the maximum allowed by law. However, the Plan does limit before-tax contributions from those participants considered highly compensated employees, as defined by the Internal Revenue Code (“IRC”). All contributions are subject to the limitations provided in ERISA and the IRC.

The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan. Automatically enrolled participants have their deferral rate set at 6% of eligible compensation and their contributions invested in a designated balanced fund until changed by the participant. The automatic deferral rate increases 1% per year to a maximum of 15% unless affirmatively changed by the participant.

Employer Contributions: The Plan provides for a non-elective matching contribution equal to 50% of the employee 401(k) elective deferrals that do not exceed 8% of eligible compensation as defined in the Plan for each payroll period during the year. All contributions are subject to the limitations provided in ERISA and the IRC. The Plan also provides for discretionary contributions; however, no such contributions were made for 2025 or 2024.

Investment Options

Principal Life Insurance Company ("Principal") is the record keeper and third-party administrator and provides Ameris Bancorp common stock, mutual fund, pooled separate accounts, and fully benefit-responsive investment contract options. Employer contributions, if any, are invested in the same investment selection as the employee contributions. Participants may change investment options at any time. Ameris Bancorp common stock is limited to 20% of a participant's contribution election and transfers into Ameris Bancorp common stock are limited to 20% of a participant's account balance.

Participant Accounts

Each participant’s account is credited with the participant’s contribution and allocations of (a) the Company’s contribution, if any, and (b) Plan earnings or losses and administrative expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting

Employee Contribution: All participants are 100% vested as of their participation date.

Employer Matching Contribution: Participants become 20% vested after one year of service and the vesting percentage increases 20% for each year of service thereafter until five years of service, at which time the participant is 100% vested. Participants not otherwise 100% vested will become 100% vested upon reaching normal retirement age, total disability or death.

Notes Receivable from Participants

Participants may borrow from their vested account balance. The loan amount must be at least $1,000 up to a maximum equal to the lesser of: (i) 50% of their vested account balance, or (ii) $50,000. Loan terms are up to five years for a general-purpose loan and up to 20 years for a primary residence loan. Loans are secured by the participant's account balance and bear interest at the prime rate, plus one percent. Generally, principal and interest are paid by participants ratably through payroll deductions.

Retirement Benefits

A participant becomes eligible for benefits at the normal retirement date (age 65). At that time, if an inactive participant's vested account balance is less than $1,000, then the balance will be distributed in a lump-sum payment. If an inactive participant's vested account balance is more than $1,000 but less than $5,000, then the balance will be directly rolled over into an individual retirement account. If the vested account balance is $5,000 or more, the participant may elect to receive the benefits either as a lump-sum distribution, as a split between lump-sum and installment distributions, as installment payments over a specified period of time, or various annuity offerings. Active participants who continue employment after reaching the normal retirement age are not subject to the above distribution provisions until a separation of service occurs.
In-Service Withdrawals

Upon attaining age 59 1/2, participants may at any time withdraw all or any part of their vested account resulting from employee contributions, employer matching contributions or discretionary contributions.

Rollover contributions may be withdrawn from the Plan at any time.

Disability Benefits

A participant may retire under the Plan in the event of disability and shall be fully vested. In this event the participant will be eligible to receive the entire amount standing to their credit in their individual accounts.

Termination Benefits

Employee Contribution: A participant shall receive 100% of their employee contribution if their employment is terminated.

Employer Contribution: A participant shall receive only their vested portion of the employer contribution account if their employment is terminated for any reason other than retirement at normal age, disability, or death.

Death Benefits

If a participant dies while in the service of the Company, their beneficiary shall receive the vested amount of the participant’s individual accounts. In the event of death of an inactive participant, any remaining benefits which were payable to the inactive participant shall be paid to their beneficiary.
Forfeitures

Amounts of participants’ forfeited non-vested accounts shall first be used to pay plan administrative expenses and then may be used to reduce future employer contributions. At December 31, 2025 and 2024, forfeited non-vested accounts totaled $660,116 and $799,578, respectively. During the year ended December 31, 2025, forfeited non-vested accounts of $1,013,826 were used to offset matching contributions and pay Plan administrative expenses.

Minimum
EBP, Description of Plan and Accounting Change [Abstract]
ABCB:EBPTerminationVestedBalanceToRollAccount	$ 1,000
EBP, Description of Plan [Line Items]
ABCB:EBPTerminationVestedBalanceToRollAccount	1,000
Maximum
EBP, Description of Plan and Accounting Change [Abstract]
ABCB:EBPTerminationVestedBalanceToRollAccount	5,000
EBP, Description of Plan [Line Items]
ABCB:EBPTerminationVestedBalanceToRollAccount	$ 5,000